Concentration Risk (Details)	2 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2020 item customer	Sep. 30, 2022 item customer	Sep. 30, 2021 item customer	Nov. 12, 2020 customer item	Dec. 31, 2021 item customer	Dec. 31, 2020 customer
Accounts Receivable | Credit Concentration Risk
Concentration Risk
Number of customers		1			0	1
Accounts Receivable | Credit Concentration Risk | No Customer
Concentration Risk
Customer concentration risk					10.00%
Accounts Receivable | Credit Concentration Risk | Customer one
Concentration Risk
Customer concentration risk		20.60%				13.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk
Number of customers	0	3	2	3	3
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | No Customer
Concentration Risk
Customer concentration risk	10.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer one
Concentration Risk
Customer concentration risk		24.60%	22.20%	13.00%	19.10%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer two
Concentration Risk
Customer concentration risk		15.30%	17.60%	12.40%	18.90%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer Three
Concentration Risk
Customer concentration risk		10.10%		11.40%	12.90%
Cost of Goods and Service Benchmark | Supplier Concentration Risk
Concentration Risk
Number of vendors | item	0	2	1	0	1
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Vendor one
Concentration Risk
Customer concentration risk		20.40%	35.30%		31.00%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Vendor two
Concentration Risk
Customer concentration risk		10.30%